Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 169	$ 189
Loans to customers	7	10
Tax receivable, other than income tax	170	137
Brazilian tax credits and interest receivables	1,247	1,149
Trade and other receivables	302	298
Non-current trade and other receivables	$ 1,895	$ 1,782